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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713)626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/10

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us     CM-I-TST-QTR-1 11/10     Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010
(Unaudited)
Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper—37.95% (a)
Asset-Backed Securities — Commercial Loans/Leases—1.16%
Atlantis One Funding Corp. (b)(c)	0.57%	12/29/10	$50,000	$49,977,833
Asset-Backed Securities — Consumer Receivables—9.38%
Amsterdam Funding Corp. (b)	0.26%	12/09/10	96,000	95,994,560
Sheffield Receivables Corp. (b)	0.26%	01/05/11	75,000	74,981,042
Sheffield Receivables Corp. (b)	0.27%	02/03/11	40,000	39,980,800
Sheffield Receivables Corp. (b)	0.27%	02/04/11	50,000	49,975,625
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.25%	12/23/10	51,156	51,148,184
Thames Asset Global Securitization No. 1, Inc. (b)(c)	0.26%	12/06/10	90,000	89,996,750

				402,076,961

Asset-Backed Securities — Fully Supported Bank—7.93%
Concord Minutemen Capital Co., LLC — Series A, (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	12/03/10	75,000	74,998,333
Crown Point Capital Co., LLC — Series A (Multi CEP’s-Liberty Hemisphere Co., LLC; agent) (b)(c)	0.40%	01/04/11	100,000	99,962,222
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.30%	12/08/10	125,000	124,992,709
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.26%	12/09/10	40,000	39,997,689

				339,950,953

Asset-Backed Securities — Multi-Purpose—4.78%
Chariot Funding Ltd./LLC (b)	0.25%	01/06/11	50,000	49,987,500
Nieuw Amsterdam Receivables Corp. (b)(c)	0.29%	02/02/11	105,000	104,946,713
Nieuw Amsterdam Receivables Corp. (b)(c)	0.28%	02/04/11	50,000	49,974,722

				204,908,935

Asset-Backed Securities — Securities—1.75%
Solitaire Funding Ltd./LLC (b)(c)	0.26%	01/04/11	75,000	74,981,583
Diversified Banks—5.25%
National Australia Funding Delaware Inc. (b)(c)	0.24%	01/07/11	50,000	49,987,667
Royal Bank of Canada (b)(c)(d)	0.29%	12/01/11	75,000	75,000,000
Societe Generale North America, Inc. (c)	0.27%	12/01/10	100,000	100,000,000

				224,987,667

Life & Health Insurance—2.33%
MetLife Short Term Funding LLC (b)	0.24%	01/06/11	50,000	49,988,000
MetLife Short Term Funding LLC (b)	0.25%	12/08/10	50,000	49,997,569

				99,985,569

Muni: Bank LOC—0.83%
Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing) Series 2008 A, Commercial Paper Lease RN (LOC-U.S. Bank, N.A.) (e)	0.30%	01/04/11	35,746	35,746,000
Regional Banks—4.54%
Banque et Caisse d’Epargne de I’Etat (c)	0.26%	12/03/10	30,000	29,999,567
Banque et Caisse d’Epargne de I’Etat (c)	0.27%	02/22/11	64,750	64,709,693
Westpac Banking Corp.(b)(c)	0.24%	01/06/11	66,912	66,895,941
Westpac Banking Corp.(b)(c)	0.25%	01/07/11	33,000	32,991,521

				194,596,722

Total Commercial Paper (Cost $1,627,212,223)				1,627,212,223

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Certificates of Deposit—33.77%
Bank of Montreal (United Kingdom) (c)	0.24%	12/08/10	$75,000	$75,000,000
Bank of Nova Scotia (d)	0.25%	12/06/10	50,000	50,000,000
Bank of Nova Scotia (d)	0.38%	12/06/10	50,000	50,000,000
BNP Paribas	0.47%	11/02/11	100,001	100,000,000
BNP Paribas (d)	0.50%	12/07/10	100,000	100,000,000
Caisse de Depots et Consignation (United Kingdom) (c)	0.30%	01/04/11	100,000	99,971,681
Credit Agricole Corporate & Investment Bank	0.29%	01/04/11	50,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp.	0.28%	01/04/11	50,000	50,000,000
National Australia Bank Ltd. (d)	0.28%	03/23/11	98,100	98,099,839
National Australia Bank Ltd. (United Kingdom) (c)	0.28%	01/07/11	50,000	50,000,255
Nordea Bank Finland PLC	0.27%	12/06/10	50,000	50,000,000
Rabobank Nederland (d)	0.27%	12/14/10	50,000	50,000,000
Rabobank Nederland (d)	0.31%	08/08/11	50,000	50,000,000
Rabobank Nederland (d)	0.31%	10/12/11	50,000	50,000,000
Rabobank Nederland	0.63%	12/06/10	50,000	50,000,000
Royal Bank of Canada (d)	0.38%	10/12/11	75,000	75,000,000
Societe Generale	0.28%	01/03/11	100,000	100,000,000
Svenska Handelsbanken A.B.	0.25%	01/03/11	100,000	100,000,000
Svenska Handelsbanken A.B.	0.26%	01/07/11	50,000	50,000,000
Toronto-Dominion Bank (d)	0.25%	12/09/10	50,000	50,000,000
Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Total Certificates of Deposit (Cost $1,448,071,775)				1,448,071,775

Variable Rate Demand Notes—4.87% (f)
Credit Enhanced—4.87%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.28%	10/01/33	7,310	7,310,000
Connecticut (State of) Health & Educational Facilities Authority (Jerome Home); Series 2007 D, VRD RB (LOC-Bank of America, N.A.) (e)	0.41%	07/01/36	6,100	6,100,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.32%	07/01/37	6,200	6,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (e)	0.30%	03/01/30	20,000	20,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(e)	0.28%	09/01/14	11,000	11,000,000
Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	10/01/24	3,570	3,570,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(e)	0.30%	08/01/28	12,885	12,885,000
Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	08/15/44	10,000	10,000,000
Series 2009 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	08/15/44	12,500	12,500,000
Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	08/01/15	6,550	6,550,000
Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	02/01/24	3,000	3,000,000
Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	04/01/24	3,285	3,285,000
Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	07/01/27	8,000	8,000,000
Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC- Bank of America, N.A.) (e)	0.33%	09/01/39	3,950	3,950,000
Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC-Northern Trust Co.) (e)	0.32%	04/01/33	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute); Series 2008 L-2, VRD RB (LOC-Bank of America, N.A.) (e)	0.25%	12/01/46	6,495	6,495,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced—(continued)
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	04/01/37	$12,300	$12,300,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.37%	09/01/32	4,785	4,785,000
Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.37%	09/01/37	19,010	19,010,000
San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.41%	12/01/28	22,045	22,045,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	01/15/22	9,500	9,500,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (e)	0.30%	01/01/27	6,200	6,200,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (e)	0.30%	07/01/38	3,000	3,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	05/01/39	3,935	3,935,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	02/01/39	4,055	4,055,000

Total Variable Rate Demand Notes (Cost $208,675,000)				208,675,000

Call Deposits—1.16%
Alliance & Leicester PLC (c)(d)(g) (Cost $50,000,000)	0.30%	—	50,000	50,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—77.75% (Cost $3,333,958,998)				3,333,958,998

			Repurchase
			Amount
Repurchase Agreements—23.11% (h)
BNP Paribas Securities Corp., Joint agreement dated 11/30/10, aggregate maturing value of $1,000,006,667 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,394; 0.00%—4.63%, 06/21/11—10/25/30)	0.24%	12/01/10	500,003,333	500,000,000
Deutsche Bank Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,071; 2.00%—2.38%, 01/15/16—02/15/40)	0.24%	12/01/10	93,160,445	93,159,824
RBS Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,005,056; 0.00%—8.88%, 12/10/10—09/15/39)	0.24%	12/01/10	23,800,159	23,800,000
Societe Generale, Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,611; 0.24%—4.75%, 10/28/11—08/22/14)	0.24%	12/01/10	23,800,159	23,800,000
Societe Generale, Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,105; 3.25%—4.38%, 07/31/13—11/15/39)	0.24%	12/01/10	175,001,167	175,000,000
Wells Fargo Securities, LLC, Joint agreement dated 11/30/10, aggregate maturing value of $900,008,250 (collateralized by Corporate obligations valued at $945,000,001; 0.00%—9.07%, 12/08/10—02/12/51)	0.33%	12/01/10	175,001,604	175,000,000

Total Repurchase Agreements (Cost $990,759,824)				990,759,824

TOTAL INVESTMENTS (i)(j)—100.86% (Cost $4,324,718,822)				4,324,718,822

OTHER ASSETS LESS LIABILITIES—(0.86)%				(37,073,348)

NET ASSETS—100.00%				$4,287,645,474

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLMC	— Federal Home Loan Mortgage Corp.
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $1,396,756,962, which represented 32.6% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 18.2%; Netherlands: 5.0%; other countries less than 5% each: 11.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.

(h)	Principal amount equals value at period end. See Note 1F.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	7.0%
See accompanying notes which are an integral part of this schedule.
     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
November 30, 2010
(Unaudited)
Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities—64.74%
Federal Farm Credit Bank (FFCB)—4.83%
Bonds (a)	0.19%	04/14/11	$15,000	$14,998,881
Bonds (a)	0.22%	08/22/11	15,000	15,000,000
Bonds (a)	0.25%	09/20/11	20,000	19,998,375

				49,997,256

Federal Home Loan Bank (FHLB)—17.56%
Unsec. Bonds (a)	0.20%	05/16/11	25,000	24,998,842
Unsec. Bonds (a)	0.25%	05/25/11	10,000	10,000,000
Unsec. Bonds (a)	0.17%	09/09/11	20,000	19,992,217
Unsec. Bonds (a)	0.30%	09/13/11	20,000	20,000,000
Unsec. Bonds (a)	0.20%	09/23/11	10,000	9,998,371
Unsec. Bonds (a)	0.28%	10/20/11	11,000	11,000,000
Unsec. Disc. Notes (b)	0.07%	12/01/10	31,000	31,000,000
Unsec. Disc. Notes (b)	0.24%	01/05/11	15,000	14,996,427
Unsec. Global Bonds (a)	0.22%	12/03/10	15,000	14,999,933
Unsec. Global Bonds (a)	0.25%	06/21/11	10,000	9,998,894
Unsec. Global Bonds (a)	0.16%	07/25/11	15,000	14,995,089

				181,979,773

Federal Home Loan Mortgage Corp. (FHLMC)—29.08%
Unsec. Disc. Notes (b)	0.19%	01/10/11	10,000	9,997,889
Unsec. Disc. Notes (b)	0.20%	01/11/11	30,000	29,993,167
Unsec. Disc. Notes (b)	0.31%	01/11/11	7,881	7,878,218
Unsec. Disc. Notes (b)	0.22%	01/18/11	10,000	9,997,067
Unsec. Disc. Notes (b)	0.19%	02/02/11	15,000	14,995,012
Unsec. Disc. Notes (b)	0.24%	02/07/11	10,000	9,995,561
Unsec. Disc. Notes (b)	0.20%	02/14/11	25,000	24,989,323
Unsec. Disc. Notes (b)	0.20%	02/22/11	10,323	10,318,240
Unsec. Disc. Notes (b)	0.21%	02/22/11	10,000	9,995,043
Unsec. Disc. Notes (b)	0.22%	04/04/11	25,000	24,981,055
Unsec. Disc. Notes (b)	0.22%	04/05/11	10,000	9,992,361
Unsec. Disc. Notes (b)	0.22%	04/06/11	25,000	24,980,750
Unsec. Disc. Notes (b)	0.21%	04/19/11	15,000	14,988,127
Unsec. Disc. Notes (b)	0.25%	04/26/11	10,235	10,224,623
Unsec. Disc. Notes (b)	0.41%	05/03/11	8,200	8,185,711
Unsec. Disc. Notes (b)	0.25%	05/17/11	10,000	9,988,403
Unsec. Global Notes (a)	0.20%	05/04/11	17,065	17,063,559
Unsec. Global Notes (a)	0.19%	11/09/11	7,370	7,364,973
Unsec. MTN (a)	0.36%	03/09/11	8,614	8,617,059
Unsec. MTN (a)	0.22%	08/05/11	9,910	9,910,230
Series M006, Class A, Taxable VRD MFH Ctfs. (c)	0.28%	10/15/45	26,779	26,779,190

				301,235,561

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal National Mortgage Association (FNMA)—13.00%
Unsec. Disc. Notes (b)	0.35%	01/03/11	$10,000	$9,996,792
Unsec. Disc. Notes (b)	0.22%	01/12/11	11,520	11,516,976
Unsec. Disc. Notes (b)	0.36%	01/18/11	5,000	4,997,600
Unsec. Disc. Notes (b)	0.21%	02/09/11	25,000	24,989,792
Unsec. Disc. Notes (b)	0.20%	02/16/11	16,250	16,243,049
Unsec. Disc. Notes (b)	0.21%	02/16/11	19,000	18,991,669
Unsec. Disc. Notes (b)	0.31%	04/01/11	10,000	9,989,580
Unsec. Disc. Notes (b)	0.20%	04/06/11	13,000	12,990,900
Unsec. Disc. Notes (b)	0.23%	04/11/11	15,000	14,987,446
Unsec. Disc. Notes (b)	0.19%	05/04/11	10,023	10,014,853

				134,718,657

Overseas Private Investment Corp. (OPIC)—0.27%
Gtd. VRD COP Bonds (c)	0.26%	03/15/19	2,833	2,833,333

Total U.S. Government Sponsored Agency Securities (Cost $670,764,580)				670,764,580

U.S. Treasury Bills—2.41%
U.S. Treasury Bills	0.32%	01/13/11	5,000	4,998,074
U.S. Treasury Bills	0.17%	05/05/11	10,000	9,992,595
U.S. Treasury Bills	0.19%	05/12/11	10,000	9,991,450

Total U.S. Treasury Securities (Cost $24,982,119)				24,982,119

TOTAL INVESTMENTS (excluding Repurchase Agreements)—67.15% (Cost $695,746,699)				695,746,699

			Repurchase
			Amount
Repurchase Agreements—32.84% (d)
Credit Suisse Securities (USA) LLC, Term joint agreement dated 10/18/10, aggregate maturing value of $800,408,889 (collateralized by U.S. Treasury obligations valued at $816,004,865; 0.00%—8.00%, 11/15/16—02/15/38)	0.20%	01/18/11	50,025,555	50,000,000
Deutsche Bank Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,071; 2.00%—2.38%, 01/15/16—02/15/40)	0.24%	12/01/10	15,199,252	15,199,151
RBC Capital Markets Corp., Term joint agreement dated 10/06/10, aggregate maturing value of $1,000,496,111 (collateralized by U.S. Treasury obligations valued at $1,020,000,000; 0.00%—11.25%, 12/02/10—11/15/40) (e)	0.19%	01/10/11	200,099,222	200,000,000
RBS Securities Inc., Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,005,056; 0.00%—8.88%, 12/10/10—09/15/39)	0.24%	12/01/10	25,000,167	25,000,000
Societe Generale, Joint agreement dated 11/30/10, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,611; 0.24%—4.75%, 10/28/11—08/22/14)	0.24%	12/01/10	50,000,333	50,000,000

Total Repurchase Agreements (Cost $340,199,151)				340,199,151

TOTAL INVESTMENTS (f)—99.99% (Cost $1,035,945,850)				1,035,945,850

OTHER ASSETS LESS LIABILITIES—0.01%				114,443

NET ASSETS—100.00%				$1,036,060,293

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
Investment Abbreviations:
COP — Certificates of Participation
Ctfs. — Certificates
Disc. — Discounted
Gtd. — Guaranteed
MFH — Multi-Family Housing
MTN — Medium-Term Notes
Unsec. — Unsecured
VRD — Variable Rate Demand
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(d)	Principal amount equals value at period end. See Note 1F.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments
November 30, 2010
(Unaudited)
Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations—96.54%
Alabama—1.51%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.40%	10/01/32	$3,783	$3,783,000
Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP-FHLB of Atlanta) (a)(b)	0.50%	03/01/14	1,490	1,490,000
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(c)	0.43%	07/01/15	2,090	2,090,000

				7,363,000

Arizona—0.55%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.30%	06/15/31	2,685	2,685,000
Colorado—5.84%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC) (a)(d)	0.31%	01/15/14	6,350	6,350,000
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	02/01/31	2,555	2,555,000
Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	02/01/31	1,475	1,475,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	06/01/30	3,100	3,100,000
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	11/15/34	8,500	8,500,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. Limited Tax Improvement VRD GO (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	12/01/37	645	645,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(c)(e)	0.31%	12/01/30	3,305	3,305,000

				28,405,000

Delaware—0.64%
Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	11/01/22	3,135	3,135,000
District of Columbia—0.67%
District of Columbia (The Field School, Inc.); Series 2001 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)(d)	0.40%	07/01/31	3,240	3,240,000
Florida—2.27%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(c)	0.61%	10/01/16	300	300,000
Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.31%	07/01/31	700	700,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	10/01/21	1,305	1,305,000
Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	10/01/25	800	800,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (a)(b)(d)	0.38%	12/01/32	5,095	5,095,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	11/01/15	2,830	2,830,000

				11,030,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia—4.72%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.56%	01/01/29	$1,800	$1,800,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	08/01/21	500	500,000
DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)(d)	0.40%	04/01/24	3,090	3,090,000
DeKalb School District; Series 2007, Unlimited Tax GO	5.00%	02/01/11	250	251,978
Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	04/01/28	2,640	2,640,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	01/01/20	2,125	2,125,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(c)(e)	0.47%	08/01/27	1,000	1,000,000
Georgia (State of); Series 2006 D, Unlimited Tax GO	5.00%	07/01/11	325	333,806
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.47%	05/01/24	1,060	1,060,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.61%	12/01/18	800	800,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(c)(d)	0.61%	09/01/19	1,500	1,500,000
Richmond (County of) Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC-UBS AG) (a)(c)(e)	0.25%	07/01/37	1,175	1,175,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	09/01/20	4,000	4,000,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	11/01/27	1,260	1,260,000
Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.61%	11/01/22	1,400	1,400,000

				22,935,784

Hawaii—0.62%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	12/14/10	3,000	3,000,000
Illinois—13.14%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(c)(d)	0.61%	06/01/19	3,500	3,500,000
Aurora (City of), Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC-Harris N.A.) (a)(c)(e)	0.30%	03/01/35	7,450	7,450,000
Aurora (City of), Kane, Dupage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.56%	12/01/21	4,790	4,790,000
Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-Harris N.A.) (a)(b)(c)(d)(e)	0.43%	03/01/33	2,900	2,900,000
Chicago (City of) (P.S. Greetings, Inc.); Series 1999, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.34%	05/01/24	1,300	1,300,000
Du Page, Cook & Will (Counties of) & Illinois (State of) Community College District No. 502 (College of DuPage); Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	2,085	2,085,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.70%	06/01/27	1,100	1,100,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.30%	03/01/30	10,000	10,000,000
Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.61%	08/01/24	3,375	3,375,000
Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.50%	02/01/21	1,830	1,830,000
Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank, N.A.) (a)(c)	0.32%	01/01/29	2,100	2,100,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-1, RB (a)	0.37%	11/01/30	1,000	1,000,000
Series 2008 A-2, RB (a)	0.35%	11/01/30	1,500	1,500,000
Illinois (State of) Finance Authority (Andre’s Imaging & Graphics, Inc.); Series 2007, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.56%	07/01/27	200	200,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois—(continued)
Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.38%	05/01/14	$250	$250,000
Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB	0.32%	03/01/11	3,100	3,100,000
Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.56%	10/01/40	3,030	3,030,000
Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-Northern Trust Co.) (a)(c)	0.32%	01/01/16	7,200	7,200,000
Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	04/01/33	3,000	3,000,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.35%	05/01/42	2,590	2,590,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-Harris N.A.) (a)(b)(c)(e)	0.48%	04/01/22	1,625	1,625,000

				63,925,000

Indiana—3.44%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.66%	12/01/23	955	955,000
Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.50%	12/01/18	600	600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-PNC Bank, N.A.) (a)(c)	0.40%	08/01/37	4,845	4,845,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.50%	02/01/25	2,195	2,195,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(c)(e)	0.48%	03/01/22	1,740	1,740,000
Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP-FHLB of Indianapolis) (a)(b)	0.54%	06/01/30	2,140	2,140,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-Harris N.A.) (a)(b)(c)(e)	0.48%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.50%	10/01/19	2,150	2,150,000

				16,755,000

Iowa—0.33%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.66%	06/01/28	1,100	1,100,000
Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.61%	07/01/16	500	500,000

				1,600,000

Kansas—2.02%
Mission (City of) (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)(b)	0.33%	12/15/29	5,000	5,000,000
Wichita (City of); Series 2010-238, Renewal & Improvement Unlimited Tax General Obligation Temporary Notes	0.50%	08/18/11	1,800	1,801,273
Series 2010-240, Improvement Unlimited Tax General Obligation Temporary Notes	0.45%	09/15/11	3,000	3,001,116

				9,802,389

Kentucky—4.11%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	06/01/30	20,000	20,000,000
Louisiana—0.41%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.42%	12/01/27	2,000	2,000,000
Maine—0.16%
Gorham (Town of) (Pettingill Group, LLC); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.61%	04/01/24	800	800,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland—0.24%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.56%	09/01/20	$1,180	$1,180,000
Massachusetts—0.50%
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.61%	05/01/16	1,470	1,470,000
Massachusetts (State of) Industrial Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC-TD Bank, N.A.) (a)(b)(c)(e)	0.61%	06/01/18	975	975,000

				2,445,000

Michigan—1.23%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 B, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.52%	08/01/17	705	705,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP-FHLB of Indianapolis) (a)(b)	0.55%	07/01/32	250	250,000
Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.70%	08/01/28	200	200,000
Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC-Bank of America, N.A.) (a)(c)(d)	0.61%	05/01/32	2,915	2,915,000
Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan — Brecon Village); Series 1997, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	11/01/25	1,900	1,900,000

				5,970,000

Minnesota—1.99%
Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.37%	06/01/43	6,000	6,000,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(c)	0.31%	10/01/23	725	725,000
Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2010 B, COP	2.00%	09/01/11	2,000	2,024,683
Saint Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (a)(b)(c)(e)	0.33%	12/01/28	700	700,000
Stearns (County of) Series 2010 C, Ref. Capital Improvement Unlimited Tax GO	2.00%	12/01/10	225	225,000

				9,674,683

Mississippi—1.83%
Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC-U.S. Bank, N.A.) (a)(c)	0.27%	12/01/31	2,530	2,530,000
Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	07/01/27	5,890	5,890,000
Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC-Bank of America, N.A.) (a)(c)	0.61%	10/01/17	500	500,000
				8,920,000
Missouri—1.91%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC-Bank of America, N.A.) (a)(c)	0.56%	11/01/18	2,070	2,070,000
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.31%	07/01/24	2,470	2,470,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLB of Des Moines) (a)	0.40%	12/01/19	2,930	2,930,000
Wright City (City of) (Watlow Process Systems); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)	0.47%	04/01/32	1,800	1,800,000

				9,270,000

Nebraska—1.03%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(c)	0.30%	08/15/32	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nevada—0.19%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(b)	0.35%	10/01/37	$900	$900,000
New Hampshire—0.49%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.40%	06/01/28	700	700,000
New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC-Banco Santander S.A.) (a)(b)(c)(d)(e)	0.46%	11/01/19	1,700	1,700,000

				2,400,000

New Jersey—0.27%
New Jersey (State of) Economic Development Authority (Institute of Electrical & Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.35%	04/01/14	1,335	1,335,000
New Mexico—0.62%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.61%	06/01/18	200	200,000
New Mexico (State of) (2010-2011); Series 2010, TRAN	2.00%	06/30/11	2,800	2,827,410

				3,027,410

North Carolina—4.72%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.47%	07/01/21	550	550,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	11/01/23	3,230	3,230,000
Mecklenburg (County of) Industrial Facilities & Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.47%	03/02/15	2,225	2,225,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	10/01/17	1,395	1,395,000
North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.46%	04/01/29	6,200	6,200,000
North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	06/01/18	1,600	1,600,000
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	07/01/19	2,155	2,155,000
North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	07/01/31	1,495	1,495,000
North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	05/15/16	1,440	1,440,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(c)	0.38%	08/01/20	2,650	2,650,000

				22,940,000

North Dakota—0.55%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(c)	0.44%	12/01/14	2,655	2,655,000
Ohio—1.34%
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(c)	0.63%	11/15/19	260	260,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP-FHLB of Indianapolis) (a)(b)(d)	0.39%	01/01/34	465	465,000
Hamilton (County of) (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC-U.S. Bank, N.A.) (a)(c)	0.30%	06/01/19	4,960	4,960,000
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC-U.S. Bank, N.A.) (a)(c)	0.28%	11/01/30	350	350,000
Ohio (State of) Water Development Authority; Series 2001, Ref. State Matching Loan Water PCR	5.00%	12/01/10	500	500,000

				6,535,000

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Oregon—1.69%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.34%	07/01/27	$2,025	$2,025,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments); Series 2005 F, VRD Housing Development RB (CEP-FNMA) (a)(b)	0.33%	10/15/38	5,000	5,000,000
Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	04/01/34	1,180	1,180,000

				8,205,000

Pennsylvania—11.07%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	06/01/19	450	450,000
Chester (County of) Health & Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	10/01/30	2,545	2,545,000
Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.29%	07/01/31	23,450	23,450,000
Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	01/01/33	4,140	4,140,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(c)	0.30%	03/01/30	11,400	11,400,000
Pennsylvania (Commonwealth of); First Series 2011, TAN	2.50%	06/30/11	2,500	2,531,569
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	12/01/25	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.31%	12/01/12	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	08/01/22	675	675,000
Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	04/01/18	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.45%	04/01/17	450	450,000
Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program - Indiana Regional Medical Center); Series 2006 A-2, VRD Hospital RB (LOC-PNC Bank, N.A.) (a)(c)	0.31%	06/01/11	725	725,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program — Plymouth Meeting Friends School); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	08/01/26	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program —The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	12/01/26	525	525,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.45%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.34%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(c)	0.45%	12/01/21	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	08/01/26	350	350,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program — Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(c)	0.36%	11/01/18	800	800,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(c)	0.40%	12/01/14	1,500	1,500,000

				53,841,569

Rhode Island—0.23%
East Greenwich (Town of); Series 2010, Unlimited Tax General Obligation BAN	1.50%	02/16/11	1,100	1,102,634
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
South Carolina—2.78%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(c)(d)	0.61%	07/01/17	$2,400	$2,400,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(c)(d)	0.56%	09/01/18	4,300	4,300,000
South Carolina (State of) Jobs-Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	10/01/32	500	500,000
South Carolina (State of) Jobs-Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.47%	12/01/13	1,050	1,050,000
Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	09/01/20	5,260	5,260,000

				13,510,000

Tennessee—0.69%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC-Bank of America, N.A.) (a)(c)	0.61%	04/01/24	200	200,000
Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.27%	05/15/31	1,375	1,375,000
Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP-FHLB of Cincinnati) (a)	0.50%	04/01/15	755	755,000
Marion (County of) Industrial & Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.47%	06/01/25	1,000	1,000,000

				3,330,000

Texas—8.59%
Bexar (County of); Series 2010, Limited Tax GO	3.00%	06/15/11	400	405,679
Series 2010, Ref. Limited Tax GO	2.00%	06/15/11	1,620	1,633,853
Series 2010 A, Combination Tax & Revenue Ctfs. Of Obligation	3.00%	06/15/11	860	872,209
Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC — University Parking System); Series 2004 A, Ref. VRD RB (LOC-BNP Paribas) (a)(c)(e)	0.51%	05/01/35	4,800	4,800,000
Dallas Independent School District; Series 2010, Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)	1.25%	02/15/11	810	811,583
El Paso (City of); Series 2009, Ref. Limited Tax GO	3.00%	08/15/11	500	508,977
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.30%	02/15/42	1,435	1,435,000
Harris (County of); Series 2010, Unlimited TAN	1.50%	02/28/11	4,700	4,713,255
Series 2010, Unlimited TAN	2.00%	02/28/11	5,000	5,020,190
Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC-Bank of New York Mellon) (a)(c)	1.00%	03/01/33	4,700	4,700,000
Houston (City of); Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	3,300	3,300,000
North Texas Municipal Water District; Series 2010, Ref. Regional Wastewater System RB	2.00%	06/01/11	265	266,896
Pharr-San Juan-Alamo Independent School District; Series 2010, School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)	1.50%	02/01/11	2,165	2,169,383
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.33%	02/15/28	2,900	2,900,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)(b)(d)	0.38%	09/15/36	4,925	4,925,000
Texas (State of); Series 2010, TRAN	2.00%	08/31/11	3,300	3,340,772

				41,802,797

Utah—0.14%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(c)	0.40%	08/01/28	655	655,000
Vermont—0.31%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(c)(e)	0.40%	01/01/22	1,530	1,530,000
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Virginia—3.70%
Alexandria (City of) Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC-Bank of America, N.A.) (a)(c)	0.56%	07/01/26	$6,505	$6,505,000
Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO	3.00%	04/01/11	6,045	6,099,143
King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank N.A.)(a)(b)(c)(d)	0.51%	09/01/21	2,500	2,500,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.)(a)(c)	0.40%	10/01/30	2,900	2,900,000

				18,004,143

Washington—5.81%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	7,500	7,564,754
Lake Tapps Parkway Properties; Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(c)	0.42%	12/01/19	3,000	3,000,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.34%	11/01/23	900	900,000
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.61%	07/01/21	855	855,000
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (a)(c)	0.31%	05/01/19	2,295	2,295,000
Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.32%	12/01/24	5,090	5,090,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	11/01/32	805	805,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA) (a)(b)	0.33%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(c)	0.34%	12/01/15	250	250,000
Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(c)	0.40%	10/01/32	920	920,000

				28,279,754

West Virginia—0.08%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(c)(d)	0.36%	07/01/14	400	400,000
Wisconsin—4.11%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(c)	0.61%	09/01/19	4,500	4,500,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP-FHLB of Chicago) (a)	0.30%	12/01/36	6,745	6,745,000
Milwaukee (City of); Series 2010 M8, School RAN	1.50%	12/29/10	4,500	4,504,200
Racine (City of); Series 2010, RAN	1.75%	12/17/10	1,775	1,776,001
Trevor-Wilmot Consolidated Grade School District; Series 2010, BAN	2.13%	08/01/11	1,245	1,248,786
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(c)	0.61%	06/01/25	125	125,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(c)	0.50%	07/01/35	1,110	1,110,000

				20,008,987

TOTAL INVESTMENTS (f)(g)—96.54% (Cost $469,598,150)				469,598,150

OTHER ASSETS LESS LIABILITIES—3.46%				16,833,493

NET ASSETS—100.00%				$486,431,643

See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
Investment Abbreviations:

BAN	— Bond Anticipation Notes
CEP	— Credit Enhancement Provider
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation Bonds
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
TAN	— Tax Anticipation Notes
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants
Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2010.

(b)	Security subject to the alternative minimum tax.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2010 was $48,935,000, which represented 10.1% of the Fund’s Net Assets.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage:
Wells Fargo Bank, N.A.	25.1%
Bank of America, N.A.	10.0%
JPMorgan Chase Bank, N.A.	9.8%
U.S. Bank, N.A.	8.2%
Federal National Mortgage Association	5.9%
Federal Home Loan Mortgage Corp.	5.5%
See accompanying notes which are an integral part of this schedule.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Guarantee Program— The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department’) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
E.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E. Other Risks — (continued)
     The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
     The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
F.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended November 30, 2010, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total
Premier Portfolio	$—	$4,324,718,822	$—	$4,324,718,822
Premier U.S. Government Money Portfolio	—	1,035,945,850	—	1,035,945,850
Premier Tax-Exempt Portfolio	—	469,598,150	—	469,598,150
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.